SUMMARY OF ACCOUNTING POLICIES (Details Narrative) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended						12 Months Ended
	May 31, 2014	May 31, 2013	May 31, 2014	May 31, 2013	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2013 2008 Stock Option Plan	Feb. 15, 2012 2008 Stock Option Plan	Aug. 30, 2011 2008 Stock Option Plan	Sep. 30, 2008 2008 Stock Option Plan	Aug. 31, 2013 Lower Range	Aug. 31, 2013 Upper Range
Estimated useful life of property and equipment											3 years	20 years
Exploration costs	$ 29,023	$ 380,487	$ 304,443	$ 837,049	$ 1,281,998	$ 7,633,368
Shares authorized to be granted								7,000,000	5,000,000	2,000,000
Shares available for issuance					3,125,000		3,125,000